Financial Instruments and Risk Management, Market risk (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2025 AUD ($) Shipment DryMetricTonne		Jun. 30, 2024 AUD ($) DryMetricTonne		Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)
Financial assets [Abstract]
Cash and cash equivalents	$ 72,290	[1]	$ 90,624	[1]	$ 211,119	$ 184,559
Trade and other receivables	33,228		27,548
Other assets	19,526		23,339
Financial liabilities [Abstract]
Trade and other payables	(49,608)		(60,876)
Interest bearing liabilities	(77,551)		(30,620)
Other liabilities	0		(10,624)
Net assets	$ 475,446		$ 795,633
Sensitivity analysis [Abstract]
Number of shipments sold | Shipment	2
Number of spodumene concentrate | DryMetricTonne	46,872		27,400
Realised price of commodity percentage	10.00%
Increase or decrease profit or loss	$ 4,600		$ 2,500
Interest Rate Risk [Member]
Sensitivity analysis [Abstract]
Percentage of change in interest rate	1.00%
Net exposure	$ 43,675		$ 109,154
Interest Rate Risk [Member] | +100 Basis Point Change in Interest Rates [Member]
Sensitivity analysis [Abstract]
Percentage of change in interest rate	1.00%		1.00%
Effect on profit after tax	$ 306		$ 764
Interest Rate Risk [Member] | -100 Basis Point Change in Interest Rates [Member]
Sensitivity analysis [Abstract]
Percentage of change in interest rate	1.00%		1.00%
Effect on profit after tax	$ (306)		$ (764)
Interest Rate Risk [Member] | Interest bearing liabilities [Member]
Sensitivity analysis [Abstract]
Net exposure	(44,955)		0
Interest Rate Risk [Member] | Cash and cash equivalents [Member]
Sensitivity analysis [Abstract]
Net exposure	72,290		90,624
Interest Rate Risk [Member] | Other Assets [Member]
Sensitivity analysis [Abstract]
Net exposure	$ 16,340		$ 18,530
Foreign Currency Risk [Member] | 5 Percent Movement in Canadian Dollar [Member]
Sensitivity analysis [Abstract]
Percentage of change in foreign currency	500.00%		500.00%
Effect on profit after tax	$ 0		$ (798)
Foreign Currency Risk [Member] | 5 Percent Movement in United States Dollar [Member]
Sensitivity analysis [Abstract]
Percentage of change in foreign currency	500.00%		500.00%
Effect on profit after tax	$ 330		$ 160
Canadian Dollar Risk Exposure [Member]
Sensitivity analysis [Abstract]
Net exposure	(1)		22,792
Canadian Dollar Risk Exposure [Member] | Trade and other payables [Member]
Sensitivity analysis [Abstract]
Net exposure	(2)		0
Canadian Dollar Risk Exposure [Member] | Interest bearing liabilities [Member]
Sensitivity analysis [Abstract]
Net exposure	0		0
Canadian Dollar Risk Exposure [Member] | Other liabilities [Member]
Sensitivity analysis [Abstract]
Net exposure	0		0
Canadian Dollar Risk Exposure [Member] | Cash and cash equivalents [Member]
Sensitivity analysis [Abstract]
Net exposure	1		22,637
Canadian Dollar Risk Exposure [Member] | Trade and other receivables [Member]
Sensitivity analysis [Abstract]
Net exposure	0		155
Canadian Dollar Risk Exposure [Member] | Other Assets [Member]
Sensitivity analysis [Abstract]
Net exposure	0		0
US Dollar Risk Exposure [Member]
Sensitivity analysis [Abstract]
Net exposure	(9,433)		(4,578)
US Dollar Risk Exposure [Member] | Trade and other payables [Member]
Sensitivity analysis [Abstract]
Net exposure	(9,305)		(6,464)
US Dollar Risk Exposure [Member] | Interest bearing liabilities [Member]
Sensitivity analysis [Abstract]
Net exposure	(47,115)		(4,546)
US Dollar Risk Exposure [Member] | Other liabilities [Member]
Sensitivity analysis [Abstract]
Net exposure	(7,608)		(12,007)
US Dollar Risk Exposure [Member] | Cash and cash equivalents [Member]
Sensitivity analysis [Abstract]
Net exposure	21,703		6,290
US Dollar Risk Exposure [Member] | Trade and other receivables [Member]
Sensitivity analysis [Abstract]
Net exposure	29,012		6,209
US Dollar Risk Exposure [Member] | Other Assets [Member]
Sensitivity analysis [Abstract]
Net exposure	$ 3,880		$ 5,940

[1]	Cash and cash equivalents include $0.1 million (2024: $29.3 million) which is restricted by legal or contractual arrangements.